RECEIVABLE FACTORING (Details Narrative) - Facility Agreement [Member] - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest bearing loans	$ 667,640	$ 272,108
Effective interest rate	10.00%	10.00%
Weighted average interest rate	10.00%	10.00%
Interest expense	$ 76,496	$ 138,260